Revenue and Other Income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenue from Operating Activities
Revenue from contracts with customers	$ 2,387,426	$ 1,842,909	$ 1,396,197
Total Revenue from Operating Activities	2,387,426	1,842,909	1,396,197
Other Income
Other income	532,050	1,849,163	1,605,987
Australian Federal R&D Tax Concession Refund	531,005	1,849,123	1,575,315
Total Other Income	532,050	1,850,401	1,614,373
Other Gains/(Losses) - Net
Net foreign exchange gains/(losses)	51,807	258,767	(238,985)
Net impairment losses	(13,394)	(163,600)	(136,494)
Total Other Gains/(Losses) - Net	38,413	95,167	(375,479)
Total Revenue, Other Income and Other Gains/(Losses) – Net	$ 2,957,889	$ 3,787,239	$ 2,626,705